Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt are comprised
Short-term borrowings and long-term debt are comprised of the following:

	March 31, 2022
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,976,553	0.18%
Long-term debt
Long-term loans	693,603	0.70%	2022-2056
Unsecured bonds	189,608	0.25%	2022-2029
Unsecured zero coupon convertible bonds	26,495	—%	2022
Lease liabilities	465,349	2.10%

	1,375,055
Less — Portion due within one year	171,409

	1,203,646

	March 31, 2023
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,914,934	1.89%
Long-term debt
Long-term loans	1,074,060	1.70%	2023-2056
Unsecured bonds	349,332	0.30%	2023-2029
Lease liabilities	532,246	2.35%

	1,955,638
Less — Portion due within one year	187,942

	1,767,696

Summary of pledged assets as collateral
In
the Financial Services segment, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	March 31
	2022	2023
Securities	1,490,663	1,678,553
Housing loans in the banking business	782,175	829,659
In
addition to the above, in the Financial Services segment, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	March 31
	2022	2023
Securities	521,912	4,728
Furthermore
, in the Financial Services segment, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

	Yen in millions
	March 31
	2022	2023
Securities	21,271	80,328